UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check Here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Killian Asset Management
Address:	1250 West Northwest Highway
		Suite 600
		Palatine, IL 60067

13F File Number:  28-3528

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person Signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Kathleen McLaughlin
Title:  	Chief Financial Officer
Phone:		847-359-8585
Signature, Place, and Date of Signing:

	Kathleen McLaughlin	Palatine, IL	August 11, 2000
Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.
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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	62

Form 13F Information Table Value Total:	$231,124



List of Other Included Managers:		None
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

                                                                                               KILLIAN ASSET MANAGEMENT CORPORATION
                                                              FORM 13F
                                                            June 30, 2000

                                                                                                                 Voting Authority
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AT&T Corp                      COM              001957109     8068   255110 SH       Sole                   255110
AT&T Corp Wireless             COM              001957406     4956   177800 SH       Sole                   177800
Abbott Laboratories            COM              002824100     7531   169000 SH       Sole                   169000
American International         COM              026874107     2265    19279 SH       Sole                    19279
Arrow Electronics, Inc.        COM              042735100     3878   125100 SH       Sole                   125100
Avnet Inc                      COM              053807103     3324    56100 SH       Sole                    56100
Avon Products                  COM              054303102     3373    75800 SH       Sole                    75800
BP Amoco PLC Sponsored ADR     COM              055622104     1097    19400 SH       Sole                    19400
BankAmerica Corp               COM              060505104     3578    83215 SH       Sole                    83215
Bellsouth Corp                 COM              079860102     5279   123840 SH       Sole                   123840
Bestfoods, Inc.                COM              08658U101     2576    37200 SH       Sole                    37200
Boeing Co                      COM              097023105     4319   103300 SH       Sole                   103300
CVS Corporation                COM              126650100     5804   145100 SH       Sole                   145100
Cardinal Health Inc            COM              14149Y108     5461    73800 SH       Sole                    73800
Cendant Corp                   COM              151313103     1792   128000 SH       Sole                   128000
Chase Manhattan Corp           COM              16161A108     3681    79920 SH       Sole                    79920
Chevron Corp                   COM              166751107     4959    58470 SH       Sole                    58470
Citigroup Inc                  COM              172967101     4880    81000 SH       Sole                    81000
Citizens Utils Co CL B         COM              177342201     1294    75000 SH       Sole                    75000
Delphi Automotive              COM              247126105     2197   150900 SH       Sole                   150900
Duke Energy Corp               COM              264399106     2971    52700 SH       Sole                    52700
Eastman Kodak Company          COM              277461109     3505    58900 SH       Sole                    58900
El Paso Natural Gas Co         COM              283695872     3158    62000 SH       Sole                    62000
Exxon Mobil Corp               COM              30231G102     9523   121313 SH       Sole                   121313
Federated Dept Stores          COM              31410H101     3412   101100 SH       Sole                   101100
First Data Corp                COM              319963104     2511    50600 SH       Sole                    50600
General Electric Company       COM              369604103     3703    69870 SH       Sole                    69870
General Motors Corp            COM              370442105     3559    61288 SH       Sole                    61288
General Motors Corp CL H       COM              370442501     4264    48594 SH       Sole                    48594
General Public Utilities Corp  COM              36225X100      390    14400 SH       Sole                    14400
Hasbro Inc                     COM              418056107      753    50000 SH       Sole                    50000
Healthsouth                    COM              421924101     2236   311100 SH       Sole                   311100
Intel Corp                     COM              458140100     4773    35700 SH       Sole                    35700
International Paper            COM              460146103     5980   200600 SH       Sole                   200600
Intuit                         COM              461202103     4411   106600 SH       Sole                   106600
Johnson & Johnson              COM              478160104     3871    38000 SH       Sole                    38000
K Mart Corp                    COM              482584109      814   119500 SH       Sole                   119500
Kimberly-Clark                 COM              494368103     5956   103800 SH       Sole                   103800
Lilly (Eli) Company            COM              532457108     3860    38650 SH       Sole                    38650
Limited Inc                    COM              532716107     3988   184400 SH       Sole                   184400
Lucent Technologies            COM              549463107     4728    79800 SH       Sole                    79800
Merck & Co                     COM              589331107    10727   140000 SH       Sole                   140000
Microsoft Corp                 COM              594918104     8350   104380 SH       Sole                   104380
Motorola Inc                   COM              620076109     4638   159600 SH       Sole                   159600
Nucor Corp                     COM              670346105     1709    51500 SH       Sole                    51500
Pfizer Inc                     COM              717081103     4746    98875 SH       Sole                    98875
Pharmacia Corp                 COM              71713U102     4005    77492 SH       Sole                    77492
Reliant Energy Inc.            COM              75952j108     4954   167570 SH       Sole                   167570
Schlumberger Ltd               COM              806857108      821    11000 SH       Sole                    11000
TRW Inc                        COM              872649108     2451    56500 SH       Sole                    56500
Target Corp                    COM              87612e106     4594    79200 SH       Sole                    79200
Tenet Healthcare Corp          COM              88033G100     4174   154600 SH       Sole                   154600
Texaco Inc                     COM              881694103     1704    32000 SH       Sole                    32000
Texas Instruments Inc          COM              882508104     3407    49600 SH       Sole                    49600
Transocean Sedco Forex         COM              G90078109      337     6310 SH       Sole                     6310
United Parcel Service          COM              911312106     2702    45800 SH       Sole                    45800
United Technologies Corp       COM              913017109     3411    57940 SH       Sole                    57940
Viacom Inc CL B                COM              925524308     2738    40160 SH       Sole                    40160
Wal-Mart Stores                COM              931142103      651    11300 SH       Sole                    11300
Watson Pharmaceuticals         COM              942683103     2865    53300 SH       Sole                    53300
duPont (EI) deNemours          COM              263534109     3224    73700 SH       Sole                    73700
Fidelity Charles Str Asset Mgr                  316069301      235 11832.739SH       Sole                11832.739
REPORT SUMMARY                 62 DATA RECORDS              231124            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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